Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Columbia Funds Variable Insurance Trust
Entity Central Index Key	0000815425
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
Variable Portfolio – U.S. Flexible Growth Fund Class 1
Shareholder Report [Line Items]
Fund Name	Variable Portfolio – U.S. Flexible Growth Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Variable Portfolio – U.S. Flexible Growth Fund (the Fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Costs o f a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 15	0.29%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%
Net Assets	$ 4,305,583,732
Holdings Count | Holding	39
Investment Company, Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 4,305,583,732
Total number of portfolio holdings	39
Portfolio turnover for the reporting period	50%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Derivative Exposure
Long
Equity Risk	27.9%
Interest Rate Risk	0.1%
Short
Equity Risk	46.4%
Interest Rate Risk	0.9%
Asset Categories

Variable Portfolio – U.S. Flexible Growth Fund Class 2
Shareholder Report [Line Items]
Fund Name	Variable Portfolio – U.S. Flexible Growth Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Variable Portfolio – U.S. Flexible Growth Fund (the Fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 28	0.54%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.54%
Net Assets	$ 4,305,583,732
Holdings Count | Holding	39
Investment Company, Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 4,305,583,732
Total number of portfolio holdings	39
Portfolio turnover for the reporting period	50%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Derivative Exposure
Long
Equity Risk	27.9%
Interest Rate Risk	0.1%
Short
Equity Risk	46.4%
Interest Rate Risk	0.9%
Asset Categories